Loss per share - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 shares
Earnings per share [abstract]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	9,372,089
Number of instruments that are antidilutive in period presented (in shares)	5,200,000